Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Thousands, $ in Millions			12 Months Ended
	Nov. 23, 2021 MXN ($) shares	Nov. 23, 2021 USD ($) shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018	Dec. 31, 2021 USD ($)	Sep. 14, 2020
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative index			582.4575
Percentage of annual basis index			50.90%
Closing exchange rate			0.2004	0.2371			0.2004
Cumulative translation (loss) gain			$ (154,388,931)	$ (160,580,917)			$ (7,502.0)
Impairment losses on goodwill			0	0	$ 0
Borrowing costs capitalised			1,527,259	1,771,613	2,233,358
Impairment losses			0	0	0
Impairment losses on intangibles			$ 0	0	0
Description of estimation of impairment cash-generating unit			In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures			5.00%
Monthly contributions to pension fund			17.50%
Percentage of employee profit sharing based on individual company taxable income			10.00%
Advertising expenses			$ 12,018,536	11,157,495	$ 13,100,877
Increase (decrease) in interest expense			$ 564,030,102	628,382,956
Concentration risk percentage			10.00%				10.00%
Equity investments at fair value through other comprehensive income (OCI)				$ 4,540,344
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues			64.00%	66.00%	65.00%
Percentage of operating revenue as percentage of total assets			70.00%	75.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell								100.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold		100.00%
Proceeds from sale of Subsidiary		$ 3,625.7
Cash and cash equivalents in subsidiary or businesses acquired or disposed		$ 500.7
Shares received on sale of subsidiary from Counterparty | shares	57,596,544	57,596,544
Value of Shares received on sale of subsidiary from Counterparty		$ 2,968.0
Earntout contingent consideration receivable tranche one		500.0
Earntout contingent consideration receivable tranche two		$ 150.0
Gains (losses) recognised when control of subsidiary is lost	$ 106,527,287
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points			1.00%
Increase in net interest expense			$ (14,606,005)
Increase (decrease) in interest expense			$ (1,188,821)
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates			5.00%				5.00%
Increase (decrease) in interest expense			$ 564,030,102
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances			28,394,119
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances			$ (28,019,972)
Increase/(decrease) in exchange rates			5.00%
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate			0.2004	0.2371			0.2004
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage						100.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate			20.5835	19.9487			20.5835
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative translation (loss) gain			$ (104,270,295)	$ (100,926,140)
Licenses and rights of use [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life			Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives			3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives			30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives			1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives			10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life			amortized over a 5-year period.
Estimated useful lives			5 years